Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Components of total pension costs
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
in	2019	2018	2017	2019	2018	2017	2019	2018	2017
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	256	242	243	14	16	22	0	0	0
Interest costs on benefit obligation	52	63	57	90	86	91	6	5	6
Expected return on plan assets	(394)	(483)	(473)	(108)	(114)	(133)	0	0	0
Amortization of recognized prior service cost/(credit)	(155)	(126)	(131)	1	0	0	0	0	0
Amortization of recognized actuarial losses/(gains)	293	306	340	19	47	60	3	8	7
Settlement losses/(gains)	41	35	37	0	0	0	0	0	0
Curtailment losses/(gains)	0	(12)	(23)	0	(1)	(10)	0	0	0
Special termination benefits	14	38	19	0	0	0	0	0	0
Net periodic benefit costs/(credits)	107	63	69	16	34	30	9	13	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 2018, in restructuring expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plan
	Switzerland		International		International
in / end of	2019	2018	2019	2018	2019	2018
PBO (CHF million) [1]
Beginning of the measurement period	15,432	15,885	2,951	3,390	160	173
Plan participant contributions	205	204	0	0	0	0
Service cost	256	242	14	16	0	0
Interest cost	52	63	90	86	6	5
Plan amendments	(428)	20	0	10	0	0
Settlements	(152)	(125)	0	(1)	0	0
Curtailments	0	(8)	0	(1)	0	0
Special termination benefits	14	38	0	1	0	0
Actuarial losses/(gains)	1,262	(58)	410	(229)	13	(9)
Benefit payments	(662)	(829)	(149)	(233)	(12)	(11)
Exchange rate losses/(gains)	0	0	9	(88)	(3)	2
End of the measurement period	15,979	15,432	3,325	2,951	164	160
Fair value of plan assets (CHF million)
Beginning of the measurement period	16,225	16,996	3,604	4,088	0	0
Actual return on plan assets	1,767	(454)	487	(141)	0	0
Employer contributions	407	433	130	19	12	11
Plan participant contributions	205	204	0	0	0	0
Settlements	(152)	(125)	0	(1)	0	0
Benefit payments	(662)	(829)	(149)	(233)	(12)	(11)
Exchange rate gains/(losses)	0	0	39	(128)	0	0
End of the measurement period	17,790	16,225	4,111	3,604	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	1,811	793	786	653	(164)	(160)
Funded status recognized in the consolidated balance sheet as of December 31	1,811	793	786	653	(164)	(160)
Total amount recognized (CHF million)
Noncurrent assets	1,811	793	1,068	1,001	0	0
Current liabilities	0	0	(6)	(10)	(11)	(11)
Noncurrent liabilities	0	0	(276)	(338)	(153)	(149)
Net amount recognized in the consolidated balance sheet as of December 31	1,811	793	786	653	(164)	(160)
ABO (CHF million) [2]
End of the measurement period	15,459	14,534	3,294	2,921	164	160
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	International
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2019	2018		2019	2018
PBO/ABO exceeded plan assets (CHF million)
PBO	1,455	1,336		1,443	1,325
ABO	1,431	1,312		1,422	1,304
Fair value of plan assets	1,174	989		1,163	978
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2019	2018	2019	2018	2019	2018
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,618)	(3,951)	(30)	(23)	(3,648)	(3,974)
Prior service credits/(costs)	601	384	3	3	604	387
Cumulative effect of accounting changes	(42)	–	0	–	(42)	–
Total	(3,059)	(3,567)	(27)	(20)	(3,086)	(3,587)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	Defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2019 (CHF million)
Actuarial gains/(losses)	82	(29)	53	(12)	3	(9)	44
Prior service credits/(costs)	428	(90)	338	0	0	0	338
Amortization of actuarial losses/(gains)	312	(65)	247	3	(1)	2	249
Amortization of prior service costs/(credits)	(154)	33	(121)	0	0	0	(121)
Immediate recognition due to curtailment/settlement	41	(8)	33	0	0	0	33
Cumulative effect of accounting changes	0	(42)	(42)	0	0	0	(42)
Total	709	(201)	508	(9)	2	(7)	501
2018 (CHF million)
Actuarial gains/(losses)	(905)	182	(723)	9	(2)	7	(716)
Prior service credits/(costs)	(30)	4	(26)	0	0	0	(26)
Amortization of actuarial losses/(gains)	353	(68)	285	8	(2)	6	291
Amortization of prior service costs/(credits)	(126)	27	(99)	0	0	0	(99)
Immediate recognition due to curtailment/settlement	30	(6)	24	0	0	0	24
Total	(678)	139	(539)	17	(4)	13	(526)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
December 31	2019	2018	2017	2019	2018	2017	2019	2018	2017
Net periodic benefit cost (%)
Discount rate - service costs	1.19	1.02	1.01	3.28	2.96	2.92	4.38	3.86	4.03
Discount rate - interest costs	0.57	0.41	0.37	3.28	2.77	2.79	3.95	3.28	3.48
Salary increases	0.75	0.50	0.50	2.92	2.97	3.55	–	–	–
Interest rate on savings balances	1.03	0.86	0.85	–	–	–	–	–	–
Expected long-term rate of return on plan assets	2.40	3.00	3.00	3.00	3.22	3.88	–	–	–
Benefit obligation (%)
Discount rate	0.45	1.03	0.86	2.38	3.30	2.83	3.23	4.37	3.70
Salary increases	1.50	0.75	0.50	2.84	2.90	2.97	–	–	–
Interest rate on savings balances	0.45	1.03	0.86	–	–	–	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2019	2018	2019	2018	2019	2018	2019	2018
Life expectancy (years)
Switzerland	BVG 2015 tables	[1]	21.6	21.6	23.2	23.2	23.6	23.6	25.2	25.1
UK	SAPS S2 light tables	[2]	23.2	23.7	24.8	25.3	24.3	24.8	26.1	26.5
US	Pri-2012 mortality tables	[3]	21.1	21.5	22.2	22.7	22.7	23.4	23.8	24.5
1 The BVG 2015 tables were used, which included final 2016 CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
3 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2019	2018	2017
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.0	8.7	8.3
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2026.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2019						2018
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	703	0		0	0	703	763	0		0	0	763
Debt securities	6,448	199		0	303	6,950	3,742	150		34	751	4,677
of which corporates	6,448	199		0	303	6,950	3,742	150		34	751	4,677
Equity securities	5,015	0		0	0	5,015	5,113	0		0	0	5,113
Real estate	1,277	0		1,351	0	2,628	875	0		1,345	0	2,220
of which direct	0	0		1,351	0	1,351	0	0		1,297	0	1,297
of which indirect	1,277	0		0	0	1,277	875	0		48	0	923
Alternative investments	0	424		0	2,070	2,494	704	24		0	2,724	3,452
of which private equity	0	0		0	1,561	1,561	0	0		0	1,503	1,503
of which hedge funds	0	385		0	126	511	356	0		0	762	1,118
of which other	0	39		0	383	422	348	24		0	459	831
Switzerland	13,443	623		1,351	2,373	17,790	11,197	174		1,379	3,475	16,225
Cash and cash equivalents	14	104		0	0	118	86	123		0	0	209
Debt securities	2,277	1,016		0	430	3,723	1,889	846		0	328	3,063
of which governments	1,904	9		0	0	1,913	1,574	5		0	0	1,579
of which corporates	373	1,007		0	430	1,810	315	841		0	328	1,484
Equity securities	58	0		0	91	149	52	12		0	74	138
Real estate – indirect	0	0		0	29	29	0	0		0	29	29
Alternative investments	0	(37)		0	45	8	0	19		0	61	80
of which hedge funds	0	0		0	45	45	0	0		0	61	61
of which other	0	(37)	[1]	0	0	(37)	0	19	[1]	0	0	19
Other investments	0	84		0	0	84	0	85		0	0	85
International	2,349	1,167		0	595	4,111	2,027	1,085		0	492	3,604
Total plan assets at fair value	15,792	1,790		1,351	2,968	21,901	13,224	1,259		1,379	3,967	19,829
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased/(decreased) the economic exposure to cash and cash equivalents by CHF (685) million and CHF (86) million in 2019 and 2018, respectively, and (increased)/decreased the economic exposure to equity securities by CHF (685) million and CHF (86) million in 2019 and 2018, respectively.

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2019 (CHF million)
Debt securities – corporates	34	0	(34)	0	0	0	0	0
Real estate	1,345	0	(48)	54	0	0	0	1,351
of which direct	1,297	0	0	54	0	0	0	1,351
of which indirect	48	0	(48)	0	0	0	0	0
Total plan assets at fair value	1,379	0	(82)	54	0	0	0	1,351
of which Switzerland	1,379	0	(82)	54	0	0	0	1,351
2018 (CHF million)
Debt securities – corporates	37	0	0	0	0	(3)	0	34
Real estate	1,257	0	0	53	0	35	0	1,345
of which direct	1,244	0	0	53	0	0	0	1,297
of which indirect	13	0	0	0	0	35	0	48
Total plan assets at fair value	1,294	0	0	53	0	32	0	1,379
of which Switzerland	1,294	0	0	53	0	32	0	1,379

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
	Switzerland		International
December 31	2019	2018	2019	2018
Weighted-average (%)
Cash and cash equivalents	3.9	4.7	2.9	5.8
Debt securities	39.1	28.8	90.6	85.0
Equity securities	28.2	31.5	3.6	3.8
Real estate	14.8	13.7	0.7	0.8
Alternative investments	14.0	21.3	0.2	2.2
Insurance	0.0	0.0	2.0	2.4
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
2020 target plan asset allocation
	Switzerland	International
Weighted-average (%)
Cash and cash equivalents	5.0	0.3
Debt securities	35.0	93.7
Equity securities	30.0	2.2
Real estate	15.0	0.6
Alternative investments	15.0	1.2
Insurance	0.0	2.0
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	Defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2020	1,025	11
2021	937	12
2022	905	12
2023	907	11
2024	904	11
For five years thereafter	4,431	47